Related party transactions	6 Months Ended
Sep. 30, 2018
Related party transactions
Related party transactions

11   Related party transactions

The Group has a number of related parties including joint arrangements and associates, pension schemes, directors and Executive Committee members. Related party transactions with the Group’s joint arrangements and associates primarily comprise fees for the use of products and services including network airtime and access charges, and cash pooling arrangements. No related party transactions have been entered into during the period which might reasonably affect any decisions made by the users of these unaudited condensed consolidated financial statements except as disclosed below.

	Six months ended 30 September
	2018	2017
	€m	€m
Sales of goods and services to associates	9	14
Purchase of goods and services from associates	1	1
Sales of goods and services to joint arrangements	106	10
Purchase of goods and services from joint arrangements	94	102
Net interest income receivable from joint arrangements	49	60

	30 September	31 March
	2018	2018
	€m	€m
Trade balances owed:
by associates	5	4
to associates	1	2
by joint arrangements	164	107
to joint arrangements	35	28
Other balances owed by joint arrangements	1,366	1,328
Other balances owed to joint arrangements	160	150

In the six months ended 30 September 2018 the Group made contributions to defined benefit pension schemes of €20 million (six months ended 30 September 2017: €32 million).

In addition, €3.9 million of dividends were paid to Board members and executive committee members (six months ended 30 September 2017: €2.2 million). Dividends received from associates are disclosed in the consolidated statement of cash flows.